Commitments and Contingencies (Details) - ILS (₪) ₪ / shares in Units, ₪ in Thousands			12 Months Ended
	Aug. 14, 2023	Feb. 16, 2021	Dec. 31, 2025
Commitments and Contingencies [Abstract]
Monthly compensation	₪ 120	₪ 90	₪ 60
Annual bonus amount			₪ 360
Exercisable options shares	900,000	126,000	232,000
Ordinary shares vesting terms		4 years	4 years
Employment terms	3 years	3 years
Value added tax percentage		12.00%
Exercise price		₪ 36